Income taxes (Components of Deferred Income Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Net operating loss carry-forward	$ 84
Less: Valuation allowance	(84)
Deferred income tax assets, net